VIA EDGAR

May 3, 2007

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:		Homestead Funds, Inc.
File Nos. 33-35788 and 811-06136

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Homestead Funds, Inc. (the “Fund”)
hereby certifies that:

	1.	The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in post-effective amendment no. 33 to the Fund’s registration statement on Form N-1A, which is the most recent amendment to the Fund’s registration statement on Form N-1A; and

	2.	The text of post-effectiveness amendment no. 33 to the Fund’s registration statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 30, 2007.

If you have any questions regarding this filing, please do not hesitate to contact me at (703) 907-5993.

Very truly yours,

/s/ Danielle Sieverling

Danielle Sieverling